Other non-current assets, others	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Other non-current assets, others	12. Other non-current assets, others
	As of June 30, 2026	As of December 31, 2025
Prepayment for purchase of property, plant and equipment	$26,400	$408,032